FAIR VALUE OPTION - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and unrealized losses for digital assets	$ 6,000,000	$ 0	$ 2,800,000	$ 0
Galaxy Digital Holdings, LP
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and unrealized losses for digital assets					$ 300,000	$ 11,800,000